Condensed Consolidated Statements Of Cash Flows (Unaudited) - USD ($)	3 Months Ended		6 Months Ended			12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2020	Dec. 31, 2022	Dec. 31, 2021
Cash Flows from Operating Activities:
Net income (loss)	$ (10,180,020)	$ (3,504,002)				$ (28,260,571)	$ (15,127,629)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation	273,099	111,319				516,949	365,097
Accretion of debt discount	907,865	171,979				1,342,062	29,166
Stock-based compensation	1,214,863	200,157				2,602,175	425,580
Loss on extinquishment of debt							9,484,113
Change in fair value of warrant liabilities	2,236,904					6,461,087
Noncash impact of lease accounting	60,819	32,325				196,555	205,966
Other income – Paycheck Protection Program Loan forgiveness							(1,578,500)
Changes in operating assets and liabilities:
Accounts receivable	(1,012,210)	(211,779)				(828,298)	(721,401)
Inventories	(4,346,657)	(721,042)				(6,666,912)
Contract assets	249,964	300,616				319,480	(831,489)
Other assets	(328,609)	(577,901)				(4,902,797)	(275,759)
Accounts payable and accrued liabilities	2,234,510	436,412				(7,731,279)	2,287,134
Contract liabilities		(373,791)					(1,433,370)
Operating lease liabilities	(143,729)	(64,543)				(323,434)	(330,598)
Net cash from operating activities	(8,833,201)	(4,200,250)				(37,274,983)	(7,501,690)
Cash Flows from Investing Activities:
Capital expenditures	(1,493,978)	(1,675,238)				(14,247,005)	(922,487)
Proceeds from sale of short-term investments	4,959,263
Purchase of short-term investments						(4,959,263)
Net cash from investing activities	3,465,285	(1,675,238)				(19,206,268)	(922,487)
Proceeds from notes payable						2,000,000	24,950,000
Proceeds from Paycheck Protection Program Loan							1,578,500
Proceeds from exercise of stock options	59,190						35,200
Payments of note payable						(17,850,333)	(484,836)
Proceeds from reverse recapitalization with CleanTech Acquisition Corp, net						14,947,876
Proceeds from issuance of common stock for Pipe Investment						31,000,000
Proceeds from issuance of debentures and SPA Warrants, net of discount						35,800,000
Payment of transaction costs on equity funding						(12,582,000)
Net cash from financing activities	59,190					53,315,543	26,078,864
Net change in cash and cash equivalents	(5,308,726)	(5,875,488)				(3,165,708)	17,654,687
Cash and cash equivalents, beginning of period	17,787,159	20,952,867	$ 20,952,867	$ 3,298,180		20,952,867	3,298,180
Cash and cash equivalents, end of period	12,478,433	15,077,379			$ 3,298,180	17,787,159	20,952,867
Supplemental disclosure of cash flow information:
Cash paid for interest	469,850	322,067				2,719,947	25,909
Cash paid for taxes
Conversion of convertible debt and accrued interest expense to common stock						14,548,914
Conversion of Series A preferred stock in connection with reverse recapitalization						3,348
Conversion of Series B preferred stock in connection with reverse recapitalization						7,254
Private and Public Warrant Liabilities assumed in reverse recapitalization						5,278,145
Fair value of SPA warrants at issuance						20,949,110
Loan commitment fee							(300,000)
CleanTech Acquisition Corp
Cash Flows from Operating Activities:
Net income (loss)		1,951,670	1,155,839		(1,000)		(595,442)
Adjustments to reconcile net loss to net cash used in operating activities:
Transaction costs allocated to warrant liabilities							155,037
Net gain on investments held in Trust Account			(252,815)				(5,428)
Change in fair value of warrant liabilities			(2,917,250)				(1,077,750)
Change in fair value of over-allotment option liability							225,000
Changes in operating assets and liabilities:
Prepaid expenses			43,708				(73,865)
Accounts payable and accrued liabilities			171,786				153,601
Accrued expenses			989,479		1,000		28,500
Accrued expenses – related party			60,000				53,333
Franchise tax payable			2,800				97,200
Net cash from operating activities			(746,453)				(1,039,814)
Cash Flows from Investing Activities:
Investment of cash in Trust Account							(174,225,000)
Net cash from investing activities							(174,225,000)
Proceeds from promissory note – related party			400,333				188,302
Repayment of promissory note – related party							(188,302)
Payment to related party for cancellation of Founder Shares							(16,667)
Proceeds from initial public offering, net of underwriter’s discount paid							169,050,000
Proceeds from sale of private placement warrants							7,175,000
Payment of offering costs							(466,281)
Proceeds from sale of Founder Shares					25,000		16,667
Net cash from financing activities			400,333		25,000		175,758,719
Net change in cash and cash equivalents			(346,120)		25,000		493,905
Cash and cash equivalents, beginning of period		$ 518,905	518,905	25,000		$ 518,905	25,000
Cash and cash equivalents, end of period			172,785	25,000	$ 25,000		$ 518,905
Non-cash investing and financing activities:
Deferred offering costs included in promissory note – related party				182,856
Deferred offering costs included in accrued offering costs				$ 39,067